Risk management - Maturity of financial liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($) $ / $
Risk management
Loans (payment of principal and interest)	$ 164,348,008
Trade and other payables	18,922,097
Total	$ 183,270,105
Closing foreign exchange rate | $ / $	3,822.05
Up to 1 year
Risk management
Loans (payment of principal and interest)	$ 16,114,446
Trade and other payables	18,891,434
Total	35,005,880
From 1 to 5 years
Risk management
Loans (payment of principal and interest)	53,349,820
Trade and other payables	30,663
Total	53,380,483
From 5 to 10 years
Risk management
Loans (payment of principal and interest)	52,849,835
Trade and other payables	0
Total	52,849,835
More than 10 years
Risk management
Loans (payment of principal and interest)	42,033,907
Trade and other payables	0
Total	$ 42,033,907